Borrowings	12 Months Ended
Jun. 30, 2021
Borrowings
Borrowings
25	Borrowings

	2021	2020
	£’000	£’000
Senior secured notes	304,474	340,417
Secured term loan facility	160,575	179,593
Revolving facilities	60,000	—
Accrued interest on senior secured notes and revolving facilities	5,187	5,605
	530,236	525,615
Less: non-current portion
Senior secured notes	304,474	340,417
Secured term loan facility	160,575	179,593
Non-current borrowings	465,049	520,010
Current borrowings	65,187	5,605

(i)	Secured borrowings and assets pledged as security

The senior secured notes of £304,474,000 (2020: £340,417,000) is stated net of unamortized issue costs amounting to £3,050,000 (2020: £3,044,000). The outstanding principal amount of the senior secured notes is $425,000,000 (2020: $425,000,000). The senior secured notes have a fixed coupon rate of 3.79% per annum and interest is paid semi-annually. The senior secured notes mature on 25 June 2027.

The Group has the option to redeem the senior secured notes in part, in an amount not less than 5% of the aggregate principal amount of the senior secured notes then outstanding, or in full, at any time at 100% of the principal amount plus a “make-whole” premium of an amount equal to the discounted value (based on the US Treasury rate) of the remaining interest payments due on the senior secured notes up to 25 June 2027.

25Borrowings (continued)

(i)Secured borrowings and assets pledged as security (continued)

The senior secured notes were issued by our wholly-owned subsidiary, Manchester United Football Club Limited, and are guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited and MU Finance Limited and are secured against substantially all of the assets of those entities and Manchester United Football Club Limited. These entities are all wholly-owned subsidiaries of Manchester United plc.

The secured term loan facility of £160,575,000 (2020: £179,593,000) is stated net of unamortized issue costs amounting to £2,233,000 (2020: £2,241,000). The outstanding principal amount of the secured term loan facility is $225,000,000 (2020: $225,000,000). The secured term loan facility attracts interest of US dollar LIBOR plus an applicable margin of between 1.25% and 1.75% per annum and interest is paid monthly. The remaining balance of the secured term loan facility is repayable on 6 August 2029, although the Group has the option to repay the secured term loan facility at any time before then.

The secured term loan facility was provided to our wholly-owned subsidiary, Manchester United Football Club Limited, and is guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited, MU Finance Limited and Manchester United Football Club Limited and is secured against substantially all of the assets of each of those entities. These entities are all wholly-owned subsidiaries of Manchester United plc.

The Group also has £60,000,000 (2020: £nil) in outstanding loans and £140,000,000 (2020: £150,000,000) in borrowing capacity under our revolving facilities. £150,000,000 of the facilities terminate on 4 April 2025 and the remainder terminates on 4 July 2025.

The revolving facilities are guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited, MU Finance Limited and Manchester United Football Club Limited and secured against substantially all of the assets of those entities. These entities are wholly-owned subsidiaries of Manchester United plc.

The Group’s revolving facilities, the secured term loan facility and the note purchase agreement governing the senior secured notes each contain certain covenants, including a financial maintenance covenant that requires the Group to maintain a consolidated profit/loss for the period before depreciation, amortization of, and profit on disposal of, registrations, exceptional items, net finance costs and tax (“EBITDA”) of not less than £65 million for each 12 month testing period (with the flexibility to reduce this to £25 million during the period 31 March 2021 to 30 September 2022 inclusive), as well as customary covenants, including (but not limited to) restrictions on incurring additional indebtedness; paying dividends or making other distributions, repurchasing or redeeming our capital stock or making other restricted payments; selling assets, including capital stock of restricted subsidiaries; entering into agreements that restrict distributions of restricted subsidiaries; consolidating, merging, selling or otherwise disposing of all or substantially all assets; entering into sale and leaseback transactions; entering into transactions with affiliates; and incurring liens.

(ii)	Compliance with covenants

The Group has complied with all covenants under its revolving facilities, the secured term loan facility and the note purchase agreement governing the senior secured notes during the 2021 and 2020 reporting period.